(Loss) Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2025
(Loss) Earnings Per Share [Abstract]
Schedule of (Loss) Income and Share Data Used in the Basic and Diluted

The following table reflects the (loss) income and share data used in the basic and diluted EPS calculations:

	For the years ended June 30,
	2025	2024	2023
Numerator
Net (loss) income attributable to owners of the Company	$(21,214,460)	$(854,927)	$38,678
Denominator
Weighted average shares outstanding – basic and diluted*	15,069,539	11,127,135	10,714,286
(Loss) earnings per share – basic and diluted*	$(1.408)	$(0.077)	$0.004

*	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.

Schedule of Outstanding Securities	The following table reflects the Company’s outstanding securities by year that would have an anti-dilutive effect on (loss) earnings per share and, accordingly, were excluded from the calculation.
	As of June 30,
	2025	2024	2023
Share options	1,210,000	-	-

Warrants	2,983,332	-	-